Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
General merchandise	$ 103,053	$ 33,397
Packing materials and others	568	198
Less: Inventory write down	(2,008)	(942)
Total	$ 101,613	$ 32,653